STOCK OPTIONS AND WARRANTS (Details 3)	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Equity [Abstract]
Outstanding at the beginning | shares
Outstanding at the beginning (in dollars per share) | $ / shares
Outstanding at the beginning | $
Issued | shares	5,174,500
Issued (in dollars per share) | $ / shares	$ 3.21
Issued (in years)	5 years
Exercised | shares
Exercised (in dollars per share) | $ / shares
Expired | shares	(2,156,250)
Expired (in dollars per share) | $ / shares	$ 4.00
Outstanding at the end | shares	3,018,250
Outstanding at the end (in dollars per share) | $ / shares	$ 2.64
Outstanding at the end (in years)	4 years 9 months 18 days
Outstanding at the end | $
Exercisable at the end | shares	3,018,250
Exercisable at the end (in dollars per share) | $ / shares	$ 2.64
Exercisable at the end (in years)	4 years 9 months 18 days